Estimated unrecognized deferred compensation (Details 2) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2020 CHF (SFr)	Jun. 30, 2020 CHF (SFr)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 1,931	SFr 1,931
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining requisite service period (in years)	1 year 2 months 12 days
Deferred cash awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 398	398
Retention Awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	45	45
Contingent Capital Awards (CCA)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	289	289
Performance shares | Performance share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	443	443
Stock compensation plan | Share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	756	756
Bank
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	1,857	SFr 1,857
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining requisite service period (in years)		1 year 2 months 12 days
Bank | Deferred cash awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	377	SFr 377
Bank | Retention Awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	45	45
Bank | Contingent Capital Awards (CCA)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	277	277
Bank | Performance shares | Performance share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	424	424
Bank | Stock compensation plan | Share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 734	SFr 734